SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Accounting Policies [Abstract]
Basis of Consolidation and Presentation

Basis of Consolidation and Presentation

The consolidated financial statements for the years ended June 30, 2021 and 2020, include the operations of mPhase and its wholly-owned subsidiaries, mPower Charging, Inc., Medds, Inc., mPhase Technologies India Private Limited effective March 19, 2019, and Alpha Predictions LLP effective June 30, 2019. All significant intercompany accounts and transactions have been eliminated in the consolidation.

mPower Charging, Inc. is a New Jersey corporation and a wholly-owned consumer products subsidiary of mPhase Technologies, Inc. As this subsidiary had its last significant sale of Jump products during the first quarter of fiscal 2017, this product line is reflected as discontinued operations within these consolidated financial statements.

Reclassifications

Reclassifications

Certain reclassifications of prior year amounts have been made to enhance comparability with the current year’s unaudited consolidated financial statements, including, but not limited to, presentation of certain items within the unaudited consolidated statements of operations and comprehensive income (loss), unaudited consolidated statements of cash flows, and certain notes to the unaudited consolidated financial statements.

Reclassifications

Certain reclassifications of prior year amounts have been made to enhance comparability with the current year’s consolidated financial statements, including, but not limited to, presentation of certain items within the consolidated statements of operations and comprehensive loss, consolidated statements of cash flows, and certain notes to the consolidated financial statements.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

The functional currencies of our operations in India and the United Kingdom are the Indian Rupee (“INR”) and the British Pound (“GBP”), respectively. Assets and liabilities are translated into U.S. dollars at the exchange rates in effect at the balance sheet date, and income and expense items are translated at the average exchange rates in effect during the applicable period. The aggregate effect of foreign currency translation is recorded in accumulated other comprehensive income (loss) in our consolidated balance sheets. Our net investments in our Indian and United Kingdom operations are recorded at the historical rates and the resulting foreign currency translation adjustments, net of income taxes, are reported as other comprehensive income and accumulated other comprehensive income within stockholders’ equity in accordance with ASC 220 – Comprehensive Income.

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The exchange rates used to translate amounts in INR and GBP into USD for the purposes of preparing the consolidated financial statements were as follows:

Balance sheet:

	December 31, 2021	June 30, 2021
Period-end INR: USD exchange rate	$0.01349	$0.01349
Period-end GBP: USD exchange rate	$1.34915	$1.38510

Income statement:

	For the Three Months Ended		For the Six Months Ended
	December 31,		December 31,
	2021	2020	2021	2020
Average Period INR: USD exchange rate	$0.01349	$0.01362	$0.01349	$0.01351
Average Period GBP: USD exchange rate	$1.34876	$1.32094	$1.36066	$1.29006

Translation gains and losses that arise from exchange rate fluctuations from transactions denominated in a currency other than the functional currency are translated at the rate on the date of the transaction and included in the results of operations as incurred.

Foreign Currency Translation and Transactions

The functional currencies of our operations in India and the United Kingdom are the Indian Rupee (“INR”) and the British Pound (“GBP”), respectively. Assets and liabilities are translated into U.S. dollars at the exchange rates in effect at the balance sheet date, and income and expense items are translated at the average exchange rates in effect during the applicable period. The aggregate effect of foreign currency translation is recorded in accumulated other comprehensive income/loss in our consolidated balance sheets. Our net investments in our Indian and United Kingdom operations are recorded at the historical rates and the resulting foreign currency translation adjustments, net of income taxes, are reported as other comprehensive income and accumulated other comprehensive income within stockholders’ equity in accordance with ASC 220 – Comprehensive Income.

The exchange rates used to translate amounts in INR (beginning March 19, 2019) and GBP (beginning May 11, 2020) into USD for the purposes of preparing the consolidated financial statements were as follows:

Balance sheet:

	June 30, 2021	June 30, 2020
Period-end INR: USD exchange rate	$0.01349	$0.01329
Period-end GBP: USD exchange rate	$1.38510	$1.23244

Income statement:

	June 30, 2021	June 30, 2020
Average Annual INR: USD exchange rate	$0.01353	$0.01386
Average Annual GBP: USD exchange rate	$1.32459	$1.23680

Translation gains and losses that arise from exchange rate fluctuations from transactions denominated in a currency other than the functional currency are translated, as the case may be, at the rate on the date of the transaction and included in the results of operations as incurred.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Use of Estimates

Use of Estimates

The preparation of unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited consolidated financial statements and reported amounts of revenues and expenses for the reporting period. Actual results could differ from those estimates. If actual results significantly differ from the Company’s estimates, the Company’s financial condition and results of operations could be materially impacted. Significant estimates include the collectability of accounts receivable, estimated useful lives of finite-lived intangible assets, accrued expenses, valuation of derivative liabilities, stock-based compensation, and the deferred tax asset valuation allowance.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. If actual results significantly differ from the Company’s estimates, the Company’s financial condition and results of operations could be materially impacted. Significant estimates include the collectability of accounts receivable, estimated useful lives of finite-lived intangible assets, accrued expenses, valuation of derivative liabilities, stock-based compensation, and the deferred tax asset valuation allowance.

Segment Reporting

Segment Reporting

Although the Company has a number of operating divisions, separate segment data has not been presented, as they meet the criteria for aggregation as permitted by ASC Topic 280, Segment Reporting.

Concentrations of Credit Risk

Concentrations of Credit Risk

Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company maintains cash and cash equivalents with four financial institutions. Deposits held with the financial institutions may exceed the amount of insurance provided by the Federal Deposit Insurance Corporation on such deposits, but may be redeemed upon demand. The Company performs periodic evaluations of the relative credit standing of the financial institutions. With respect to accounts receivable, the Company monitors the credit quality of its customers as well as maintains an allowance for doubtful accounts for estimated losses resulting from the inability of customers to make required payments.

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue Risk

Agreements which potentially subject the Company to concentrations of revenue risk consist principally of one customer agreement. For the six months ended December 31, 2021 and 2020, this one customer accounted for approximately 100% and 100% of our total revenue, respectively. At December 31, 2021 and June 30, 2021, this one customer accounted for approximately 100% and 100% of our total accounts receivable, respectively. During December 2021, the Company began invoicing its consumer engagement locations. Although immaterial at December 31, 2021, as these locations continue to grow, the aforementioned one customer will become less of the Company’s total revenue and accounts receivable, thus decreasing the Company’s revenue risk concentrations.

Supplier Risk

Agreements which potentially subject the Company to concentrations of supplier risk consist principally of one supplier agreement. For the six months ended December 31, 2021, this one supplier accounted for approximately 100% of our total cost of revenue and accounted for approximately 80% of our total accounts payable. For the six months ended December 31, 2020, this one supplier accounted for approximately 100% of our total cost of revenue and accounted for approximately 97% of our total accounts payable.

Concentrations of Credit Risk

Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company maintains cash and cash equivalents with four financial institutions. Deposits held with the financial institutions may exceed the amount of insurance provided by the Federal Deposit Insurance Corporation on such deposits, but may be redeemed upon demand. The Company performs periodic evaluations of the relative credit standing of the financial institutions. With respect to accounts receivable, the Company monitors the credit quality of its customers as well as maintain an allowance for doubtful accounts for estimated losses resulting from the inability of customers to make required payments.

Revenue Risk

Agreements which potentially subject the Company to concentrations of revenue risk consist principally of one customer agreement. For the years ended June 30, 2021 and 2020, this one customer accounted for approximately 100% and 100% of our total revenue, respectively. At June 30, 2021 and 2020, this one customer accounted for approximately 100% and 100% of our total accounts receivable, respectively.

Supplier Risk

Agreements which potentially subject the Company to concentrations of supplier risk consist principally of one supplier agreement. For the years ended June 30, 2021 and 2020, this one supplier accounted for approximately 100% and 100% of our total cost of revenue, respectively. At June 30, 2021 and 2020, this one supplier accounted for approximately 90% and 95% of our total accounts payable, respectively.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of balance sheet presentation and reporting of cash flows, the Company considers all unrestricted demand deposits, money market funds and highly liquid debt instruments with an original maturity of less than 90 days to be cash and cash equivalents. There were no cash equivalents at December 31, 2021 and June 30, 2021. The Company places its cash and cash equivalents with high-quality financial institutions. At times, balances in the Company’s cash accounts may exceed the Federal Deposit Insurance Corporation (“FDIC”) limit. At December 31, 2021 and June 30, 2021, the Company’s cash balance at one financial institution exceeded the FDIC limit.

Cash and Cash Equivalents

For purposes of balance sheet presentation and reporting of cash flows, the Company considers all unrestricted demand deposits, money market funds and highly liquid debt instruments with an original maturity of less than 90 days to be cash and cash equivalents. There were no cash equivalents at June 30, 2021 or 2020. The Company places its cash and cash equivalents with high-quality financial institutions. At times, balances in the Company’s cash accounts may exceed the Federal Deposit Insurance Corporation (“FDIC”) limit. At June 30, 2021, the Company’s cash balance at one financial institution exceeded the FDIC limit. At June 30, 2020, the Company’s cash balances did not exceed the FDIC limit.

Accounts Receivable

Accounts Receivable

The Company regularly reviews outstanding receivables and provides for estimated losses through an allowance for doubtful accounts. In evaluating the level of established loss reserves, the Company makes judgments regarding its customers’ ability to make required payments, economic events and other factors. As the financial condition of these parties change, circumstances develop or additional information becomes available, adjustments to the allowance for doubtful accounts may be required. The Company maintains reserves for potential credit losses, and such losses traditionally have been within its expectations. Additionally, to date, the Company has entered into six separate tri-party settlement and offset agreements with its largest customer and largest vendor, whereby the Company’s largest customer has agreed to direct funds due the Company for certain outstanding invoices, to the Company’s largest vendor to satisfy payment on behalf of the Company for certain outstanding invoices. To date, the aggregate amount of the six tri-party settlement and offset agreements has totaled $48,750,000. At December 31, 2021 and June 30, 2021, the Company determined there was no requirement for an allowance for doubtful accounts.

Accounts Receivable

The Company regularly reviews outstanding receivables and provides for estimated losses through an allowance for doubtful accounts. In evaluating the level of established loss reserves, the Company makes judgments regarding its customers’ ability to make required payments, economic events, and other factors. As the financial condition of these parties change, circumstances develop or additional information becomes available, adjustments to the allowance for doubtful accounts may be required. The Company maintains reserves for potential credit losses, and such losses traditionally have been within its expectations. Additionally, to date, the Company has entered into five separate tri-party settlement and offset agreements with its largest customer and largest vendor, whereby the Company’s largest customer has agreed to direct funds due the Company for certain outstanding invoices, to the Company’s largest vendor to satisfy payment on behalf of the Company for certain outstanding invoices. To date, the aggregate amount of the five tri-party settlement and offset agreements has totaled $41,250,000. At June 30, 2021 and 2020, the Company determined there was no requirement for an allowance for doubtful accounts.

Property and Equipment

Property and Equipment

All expenditures on the acquisition for property and equipment are recorded at cost and capitalized as incurred, provided the asset benefits the Company for a period of more than one year. Expenditures on routine repairs and maintenance of property and equipment are charged directly to operating expense. The property and equipment is depreciated based upon its estimated useful life after being placed in service. The estimated useful lives range from 3 to 7 years based upon asset class. When an asset is retired, sold or impaired, the resulting gain or loss is reflected in earnings. The Company incurred depreciation expense of $22,760 and $6,020 for the year ended June 30, 2021 and 2020, respectively.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

In accordance with Accounting Standards Codification (“ASC”) 360-10, “Property, Plant, and Equipment”, the Company periodically reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. For the years ended June 30, 2021 and 2020, the Company did not impair any long-lived assets.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill is recorded when the purchase price paid for an acquisition exceeds the fair value of the net identified tangible and intangible assets acquired. The Company evaluates goodwill for impairment annually or more frequently when an event occurs or circumstances change that indicate that the carrying value may not be recoverable. The Company tests goodwill for impairment by first comparing the fair value of the reporting unit to its carrying value. If the fair value is determined to be less than the carrying value, a second step is performed to measure the amount of impairment loss, if any. On June 30, 2022, the Company will perform its annual evaluation of goodwill impairment to determine if the estimated fair value of the reporting unit exceeds its carrying value.

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Patents and licenses are capitalized when the Company determines there will be a future benefit derived from such assets and are stated at cost. Amortization is computed using the straight-line method over the estimated useful life of the asset, generally five years. As of December 31, 2021 and June 30, 2021, the book value of patents and licenses of $214,383, has been fully amortized and no amortization expense was recorded for the six months ended December 31, 2021 and 2020.

Goodwill and Intangible Assets

Goodwill is recorded when the purchase price paid for an acquisition exceeds the fair value of the net identified tangible and intangible assets acquired. The Company evaluates goodwill for impairment annually or more frequently when an event occurs or circumstances change that indicate that the carrying value may not be recoverable. The Company tests goodwill for impairment by first comparing the fair value of the reporting unit to its carrying value. If the fair value is determined to be less than the carrying value, a second step is performed to measure the amount of impairment loss, if any. On June 30, 2021, we performed our annual evaluation of goodwill impairment and determined that the estimated fair value of our reporting unit exceeded its carrying value.

Patents and licenses are capitalized when the Company determines there will be a future benefit derived from such assets and are stated at cost. Amortization is computed using the straight-line method over the estimated useful life of the asset, generally five years. As of June 30, 2021, and 2020, the book value of patents and licenses of $214,383, has been fully amortized and no amortization expense was recorded for the years ended June 30, 2021 and 2020.

Capitalized Software Development Costs

Capitalized Software Development Costs

The Company follows the provisions of ASC 350-40, “Internal Use Software.” ASC 350-40 provides guidance for determining whether computer software is internal-use software, and on accounting for the proceeds of computer software originally developed or obtained for internal use and then subsequently sold to the public. It also provides guidance on capitalization of the costs incurred for computer software developed or obtained for internal use. The Company expenses all costs incurred during the preliminary project stage of its development, and capitalizes the costs incurred during the application development stage. Costs incurred relating to upgrades and enhancements to the software are capitalized if it is determined that these upgrades or enhancements add additional functionality to the software. Costs incurred to improve and support products after they become available are charged to expense as incurred.

Capitalized software development costs are amortized on a straight-line basis over the estimated useful lives, currently three years. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

At December 31, 2021, the book value of purchased and developed technology of $3,875,256, included three technology platforms, a machine learning platform and two artificial intelligence platforms. For the six months ended December 31, 2021 and 2020, the Company incurred amortization expense of $449,142 and $450,302, respectively.

Capitalized Software Development Costs

The Company follows the provisions of ASC 350-40, “Internal Use Software.” ASC 350-40 provides guidance for determining whether computer software is internal-use software, and on accounting for the proceeds of computer software originally developed or obtained for internal use and then subsequently sold to the public. It also provides guidance on capitalization of the costs incurred for computer software developed or obtained for internal use. The Company expenses all costs incurred during the preliminary project stage of its development, and capitalizes the costs incurred during the application development stage. Costs incurred relating to upgrades and enhancements to the software are capitalized if it is determined that these upgrades or enhancements add additional functionality to the software. Costs incurred to improve and support products after they become available are charged to expense as incurred.

Capitalized software development costs are amortized on a straight-line basis over the estimated useful lives, currently three years. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

At June 30, 2021, the book value of purchased and developed technology software of $3,759,021, included three technology platforms, a machine learning platform and two artificial intelligence platforms. For the years ended June 30, 2021 and 2020, the Company incurred amortization expense of $902,277 and $923,904, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company accounts for the fair value of financial instruments in accordance with ASC topic 820, “Fair Value Measurements and Disclosures” (ASC 820), formerly SFAS No. 157 “Fair Value Measurements”. ASC 820 defines “fair value” as the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

ASC 820 also describes three levels of inputs that may be used to measure fair value:

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities traded in active markets.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: Inputs that are generally unobservable. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

Financial instruments consist principally of cash, accounts receivable, prepaid expenses, accounts payable, accrued liabilities, due to related parties, and current and long-term debt. The carrying amounts of such financial instruments in the accompanying balance sheets approximate their fair values due to their relatively short-term nature. The fair value of short and long-term debt is based on current rates at which the Company could borrow funds with similar remaining maturities. The carrying amounts approximate fair value with the exception of the fair value of due to related parties as the fair value cannot be determined due to a lack of similar instruments available to the Company. It is management’s opinion that the Company is not exposed to any significant currency or credit risks arising from these financial instruments.

Fair Value of Financial Instruments

The Company accounts for the fair value of financial instruments in accordance with ASC topic 820, “Fair Value Measurements and Disclosures” (ASC 820), formerly SFAS No. 157 “Fair Value Measurements”. ASC 820 defines “fair value” as the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the Years Ended June 30, 2021 and 2020

NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

ASC 820 also describes three levels of inputs that may be used to measure fair value:

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities traded in active markets.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: Inputs that are generally unobservable. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

Financial instruments consist principally of cash, accounts receivable, prepaid expenses, accounts payable, accrued liabilities, due to related parties, and current and long-term debt. The carrying amounts of such financial instruments in the accompanying balance sheets approximate their fair values due to their relatively short-term nature. The fair value of short and long-term debt is based on current rates at which the Company could borrow funds with similar remaining maturities. The carrying amounts approximate fair value with the exception of the fair value of due to related parties as the fair value cannot be determined due to a lack of similar instruments available to the Company. It is management’s opinion that the Company is not exposed to any significant currency or credit risks arising from these financial instruments. At June 30, 2020, the Company had a Level 3 financial instrument related to its derivative liability. At June 30, 2021, the Company did not have a derivative liability.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with the Financial Accounting Standards Board’s (“FASB”), Accounting Standards Codification (“ASC”) ASC 606, Revenue from Contracts with Customers (“ASC 606”). Revenues are recognized when control is transferred to customers in amounts that reflect the consideration the Company expects to be entitled to receive in exchange for those goods. Revenue recognition is evaluated through the following five steps: (i) identification of the contract, or contracts, with a customer; (ii) identification of the performance obligations in the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to the performance obligations in the contract; and (v) recognition of revenue when or as a performance obligation is satisfied.

Revenue is derived from the sale of artificial intelligence and machine learning focused technology products and related services. The Company recognizes revenue when performance obligations under the terms of a contract with the customer are satisfied. Product sales occur once control is transferred upon delivery to the customer. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring products. The amount of consideration the Company receives and revenue the Company recognizes varies with changes in customer incentives the Company offers to its customers and their customers. In the event any discounts, sales incentives, or similar arrangements are agreed to with a customer, such amounts are estimated at time of sale and deducted from revenue. Sales taxes and other similar taxes are excluded from revenue (see Note 5).

Contract liabilities include amounts billed to customers in excess of revenue recognized and are presented as contract liabilities on the consolidated balance sheets (see Note 5).

A contract asset is recognized for incremental costs to obtain a customer contract that are recoverable, otherwise such incremental costs are expensed as incurred.

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue Recognition

The Company recognizes revenue in accordance with the Financial Accounting Standards Board’s (“FASB”), Accounting Standards Codification (“ASC”) ASC 606, Revenue from Contracts with Customers (“ASC 606”). Revenues are recognized when control is transferred to customers in amounts that reflect the consideration the Company expects to be entitled to receive in exchange for those goods. Revenue recognition is evaluated through the following five steps: (i) identification of the contract, or contracts, with a customer; (ii) identification of the performance obligations in the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to the performance obligations in the contract; and (v) recognition of revenue when or as a performance obligation is satisfied.

Revenue is derived from the sale of artificial intelligence and machine learning focused technology products and related services. The Company recognizes revenue when performance obligations under the terms of a contract with the customer are satisfied. Product sales occur once control is transferred upon delivery to the customer. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring products. The amount of consideration the Company receives and revenue the Company recognizes varies with changes in customer incentives the Company offers to its customers and their customers. In the event any discounts, sales incentives, or similar arrangements are agreed to with a customer, such amounts are estimated at time of sale and deducted from revenue. Sales taxes and other similar taxes are excluded from revenue (see Note 7).

Contract liabilities include amounts billed to customers in excess of revenue recognized and are presented as contract liabilities on the consolidated balance sheets (see Note 7).

A contract asset is recognized for incremental costs to obtain a customer contract that are recoverable, otherwise such incremental costs are expensed as incurred.

Cost of Revenue

Cost of Revenue

Cost of revenue represents the cost of the artificial intelligence and machine learning focused technology products and related services sold during the periods presented.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Share-Based Compensation

Share-Based Compensation

The Company computes share based payments in accordance with the provisions of ASC Topic 718, Compensation – Stock Compensation and related interpretations. As such, compensation cost is measured on the date of grant at the fair value of the share-based payments. Such compensation amounts, if any, are amortized over the respective vesting periods of the grants. The Company estimates the fair value of stock options and warrants by using the Black-Scholes option pricing model.

Share-Based Compensation

The Company computes share based payments in accordance with the provisions of ASC Topic 718, Compensation – Stock Compensation and related interpretations. As such, compensation cost is measured on the date of grant at the fair value of the share-based payments. Such compensation amounts, if any, are amortized over the respective vesting periods of the grants.

Restricted stock awards are granted at the discretion of the compensation committee of the board of directors of the Company (the “Board of Directors”). These awards are restricted as to the transfer of ownership and generally vest over the requisite service periods (vesting on a straight–line basis). The fair value of a stock award is equal to the fair market value of a share of the Company’s Common Stock on the grant date.

The Company estimates the fair value of stock options and warrants by using the Black-Scholes option valuation model. The Black–Scholes option valuation model requires the development of assumptions that are inputs into the model. These assumptions are the expected stock volatility, the risk–free interest rate, the expected life of the option, the dividend yield on the underlying stock and the expected forfeiture rate. Expected volatility is calculated based on the historical volatility of the Company’s Common Stock over the expected term of the option. Risk–free interest rates are calculated based on continuously compounded risk–free rates for the appropriate term.

Determining the appropriate fair value model and calculating the fair value of equity–based payment awards requires the input of the subjective assumptions described above. The assumptions used in calculating the fair value of equity–based payment awards represent management’s best estimates, which involve inherent uncertainties and the application of management’s judgment. The Company is required to estimate the expected forfeiture rate and recognize expense only for those shares expected to vest.

The Company accounts for share–based payments granted to non–employees in accordance with ASC 505–50, “Equity Based Payments to Non–Employees.” The Company determines the fair value of the stock–based payment as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more readily determinable. If the fair value of the equity instruments issued is used, it is measured using the stock price and other measurement assumptions as of the earlier of either (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty’s performance is complete.

Derivative Instruments

Derivative Instruments

The Company enters into financing arrangements that consist of freestanding derivative instruments or are hybrid instruments that contain embedded derivative features. The Company accounts for these arrangements in accordance with ASC Topic 815, Accounting for Derivative Instruments and Hedging Activities as well as related interpretations of this standard. In accordance with this standard, derivative instruments are recognized as either assets or liabilities in the balance sheet and are measured at fair values with gains or losses recognized in earnings. Embedded derivatives that are not clearly and closely related to the host contract are bifurcated and are recognized at fair value with changes in fair value recognized as either a gain or loss in earnings. The Company determines the fair value of derivative instruments and hybrid instruments based on available market data using appropriate valuation models, considering all of the rights and obligations of each instrument.

The Company estimates fair values of derivative financial instruments using various techniques (and combinations thereof) that are considered consistent with the objective measuring fair values. In selecting the appropriate technique, the Company considers, among other factors, the nature of the instrument, the market risks that it embodies and the expected means of settlement. Estimating fair values of derivative financial instruments requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, option-based techniques (such as Black-Scholes model) are highly volatile and sensitive to changes in the trading market price of the Company’s Common Stock. Since derivative financial instruments are initially and subsequently carried at fair values, our income (expense) going forward will reflect the volatility in these estimates and assumption changes.

Derivative Instruments

The Company enters into financing arrangements that consist of freestanding derivative instruments or are hybrid instruments that contain embedded derivative features. The Company accounts for these arrangements in accordance with ASC Topic 815, Accounting for Derivative Instruments and Hedging Activities as well as related interpretations of this standard. In accordance with this standard, derivative instruments are recognized as either assets or liabilities in the balance sheet and are measured at fair values with gains or losses recognized in earnings. Embedded derivatives that are not clearly and closely related to the host contract are bifurcated and are recognized at fair value with changes in fair value recognized as either a gain or loss in earnings. The Company determines the fair value of derivative instruments and hybrid instruments based on available market data using appropriate valuation models, considering all of the rights and obligations of each instrument.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company estimates fair values of derivative financial instruments using various techniques (and combinations thereof) that are considered consistent with the objective measuring fair values. In selecting the appropriate technique, the Company considers, among other factors, the nature of the instrument, the market risks that it embodies and the expected means of settlement. Estimating fair values of derivative financial instruments requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, option-based techniques (such as Black-Scholes model) are highly volatile and sensitive to changes in the trading market price of the Company’s Common Stock. Since derivative financial instruments are initially and subsequently carried at fair values, our income (expense) going forward will reflect the volatility in these estimates and assumption changes.

Convertible Debt Instruments

Convertible Debt Instruments

The Company records debt net of debt discount for beneficial conversion features and warrants, on a relative fair value basis. Beneficial conversion features are recorded pursuant to the Beneficial Conversion and Debt Topics of the Financial Accounting Standards Board (“FASB”) ASC. The amounts allocated to warrants and beneficial conversion rights are recorded as debt discount and as additional paid-in-capital. Debt discount is amortized to interest expense over the life of the debt using the effective interest method.

Convertible Debt Instruments

The Company records debt net of debt discount for beneficial conversion features and warrants, on a relative fair value basis. Beneficial conversion features are recorded pursuant to the Beneficial Conversion and Debt Topics of the Financial Accounting Standards Board (“FASB”) ASC. The amounts allocated to warrants and beneficial conversion rights are recorded as debt discount and as additional paid-in-capital. Debt discount is amortized to interest expense over the life of the debt using the effective interest method.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with Accounting for Income Taxes, as clarified by ASC 740-10, Accounting for Uncertainty in Income Taxes (“ASC 740”) issued in December 2019. Under this method, deferred income taxes are determined based on the estimated future tax effects of differences between the financial statement and tax basis of assets and liabilities and net operating loss and tax credit carryforwards given the provisions of enacted tax laws. Deferred income tax provisions and benefits are based on changes to the assets or liabilities from year to year. In providing for deferred taxes, the Company considers tax regulations of the jurisdictions in which the Company operates, estimates of future taxable income, and available tax planning strategies. If tax regulations, operating results or the ability to implement tax planning strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. Valuation allowances are recorded related to deferred tax assets based on the “more likely than not” criteria of ASC 740.

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

ASC 740 requires that the Company recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the “more-likely-than-not” threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company’s tax returns for its June 30, 2021, 2020, 2019, and 2018 tax years may be selected for examination by the taxing authorities as the statute of limitations remains open.

The Company recognizes expenses for tax penalties and interest assessed by the Internal Revenue Service and other taxing authorities upon receiving valid notice of assessments. The Company has received no such notices for the years ended June 30, 2021 and 2020.

Income Taxes

The Company accounts for income taxes in accordance with Accounting for Income Taxes, as clarified by ASC 740-10, Accounting for Uncertainty in Income Taxes (“ASC 740”). Under this method, deferred income taxes are determined based on the estimated future tax effects of differences between the financial statement and tax basis of assets and liabilities and net operating loss and tax credit carryforwards given the provisions of enacted tax laws. Deferred income tax provisions and benefits are based on changes to the assets or liabilities from year to year. In providing for deferred taxes, the Company considers tax regulations of the jurisdictions in which the Company operates, estimates of future taxable income, and available tax planning strategies. If tax regulations, operating results or the ability to implement tax planning strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. Valuation allowances are recorded related to deferred tax assets based on the “more likely than not” criteria of ASC 740. At June 30, 2021 and 2020, the Company had a full valuation allowance against its deferred tax assets.

ASC 740 requires that the Company recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the “more-likely-than-not” threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company’s tax returns for its June 30, 2021, 2020, 2019, and 2018 tax years may be selected for examination by the taxing authorities as the statute of limitations remains open.

The Company recognizes expenses for tax penalties and interest assessed by the Internal Revenue Service and other taxing authorities upon receiving valid notice of assessments. The Company has received no such notices for the years ended June 30, 2021 and 2020.

Earnings Per Share

Earnings Per Share

In accordance with the provisions of FASB ASC Topic 260, Earnings per Share, basic earnings per share (“EPS”) is computed by dividing earnings available to common shareholders by the weighted average number of shares of Common Stock outstanding during the period. Other potentially dilutive common shares, and the related impact to earnings, are considered when calculating EPS on a diluted basis.

In computing diluted EPS, only potential common shares that are dilutive, those that reduce EPS or increase loss per share, are included. The effect of contingently issuable shares is not included if the result would be anti-dilutive, such as when a net loss is reported. For the three months ended December 31, 2021, basic and diluted EPS are computed using the same number of weighted average shares as we incurred a net loss for those periods. For the six months ended December 31, 2021, as we incurred net income for the period, dilutive shares included approximately 25,000,000 shares of the Company’s Common Stock related to convertible promissory notes and outstanding warrants to purchase up to approximately 14,000,000 shares of the Company’s Common Stock, assuming conversion of such convertible promissory notes and exercise of such warrants occurred at July 1, 2021, as the conversion price of the convertible promissory notes and warrants were less than the average market price of the Company’s Common Stock for the six months ended December 31, 2021. At December 31, 2021, there were approximately 134,316 shares of the Company’s Common Stock to be issued and 1,000,000 restricted shares of the Company’s Common Stock to be issued upon vesting pursuant to the terms of employment agreements with the Company’s Chief Operating Officer and Chief Financial Officer, which were not included in computing dilutive EPS. For the three and six months ended December 31, 2020, as we incurred net income for those periods, dilutive shares included 31,750,297 shares of the Company’s Common Stock related to convertible promissory notes, assuming conversion of such convertible promissory notes occurred at October 1, 2020 and July 1, 2020, respectively, as the conversion price of the convertible promissory notes were less than the average market price of the Company’s Common Stock for the three and six months ended December 31, 2020. Additionally, for dilutive EPS purposes for the three and six months ended December 31, 2020, the assumed conversion of such convertible promissory notes at October 1, 2020 and July 1, 2020, increased the net income amount used in the dilutive EPS computation by $742,537 and $751,482, respectively, as a result of the net impact of interest that would not have been incurred during the period as well as original issue discounts, deferred financing costs, debt discounts, and derivative liability balances that would not have been required at December 31, 2020. At December 31, 2020, there were 115,817 restricted shares of the Company’s Common Stock to be issued upon vesting pursuant to the terms of an employment agreement with its former Chief Financial Officer, which were not included in computing dilutive EPS.

Earnings Per Share

In accordance with the provisions of FASB ASC Topic 260, Earnings per Share, basic earnings per share (“EPS”) is computed by dividing earnings available to common shareholders by the weighted average number of shares of Common Stock outstanding during the period. Other potentially dilutive common shares, and the related impact to earnings, are considered when calculating EPS on a diluted basis.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

In computing diluted EPS, only potential common shares that are dilutive, those that reduce EPS or increase loss per share, are included. The effect of contingently issuable shares are not included if the result would be anti-dilutive, such as when a net loss is reported. For the year ended June 30, 2021, as we incurred net income for the period, no dilutive shares related to the assumed conversion of the Company’s convertible promissory notes or assumed exercise of the Company’s outstanding warrants were included in the diluted EPS calculation, as the conversion prices of the convertible promissory notes and the exercise prices of the outstanding warrants were less than the average market price of the Company’s Common Stock for the year ended June 30, 2021. At June 30, 2021, there were outstanding warrants to purchase up to 25,718,971 shares of the Company’s Common Stock, notes payable with convertible features that if converted, would total 25,972,553 shares of the Company’s Common Stock, and 281,734 shares of the Company’s Common Stock to be issued pursuant to vendor services provided to the Company. At June 30, 2020, there were outstanding warrants to purchase up to 37,390,452 shares of the Company’s Common Stock, notes payable with convertible features that if converted, would total 2,529,007 shares of the Company’s Common Stock, 2,666,666 shares of the Company’s Common Stock to be issued in conjunction with the CloseComms acquisition, and 115,817 restricted shares of the Company’s Common Stock to be issued upon vesting pursuant to the terms of an employment agreement with its Chief Financial Officer.

Modification/Extinguishment of Debt

Modification/Extinguishment of Debt

In accordance with ASC 470, a modification or an exchange of debt instruments that adds or eliminates a conversion option that was substantive at the date of the modification or exchange is considered a substantive change and is measured and accounted for as extinguishment of the original instrument along with the recognition of a gain or loss. Additionally, under ASC 470, a substantive modification of a debt instrument is deemed to have been accomplished with debt instruments that are substantially different if the present value of the cash flows under the terms of the new debt instrument is at least 10 percent different from the present value of the remaining cash flows under the terms of the original instrument. A substantive modification is accounted for as an extinguishment of the original instrument along with the recognition of a gain or loss.

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Modification/Extinguishment of Debt

In accordance with ASC 470, a modification or an exchange of debt instruments that adds or eliminates a conversion option that was substantive at the date of the modification or exchange is considered a substantive change and is measured and accounted for as extinguishment of the original instrument along with the recognition of a gain or loss. Additionally, under ASC 470, a substantive modification of a debt instrument is deemed to have been accomplished with debt instruments that are substantially different if the present value of the cash flows under the terms of the new debt instrument is at least 10 percent different from the present value of the remaining cash flows under the terms of the original instrument. A substantive modification is accounted for as an extinguishment of the original instrument along with the recognition of a gain or loss.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

Effective July 1, 2021, the Company adopted Accounting Standards Update (“ASU”) 2019-12, Income Taxes (Topic 740). The standard amends and simplifies the accounting for income taxes by removing certain exceptions to the general principles of Topic 740, and also improves consistent application of and simplifies U.S. GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The Company determined the adoption of ASU 2019-12 did not have a material impact on its consolidated financial statements.

Recently Adopted Accounting Standards

Effective July 1, 2020, the Company adopted Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. The standard modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in the Concept Statement, including the consideration of costs and benefits. The Company determined the adoption of ASU 2018-13 did not have a material impact on its consolidated financial statements.

Recently Issued Accounting Standards Not Yet Adopted

Recently Issued Accounting Standards Not Yet Adopted

During August 2020, the FASB issued ASU 2020-06, to modify and simplify the application of U.S. GAAP for certain financial instruments with characteristics of liabilities and equity. The standard is effective for the Company as of July 1, 2024, with early adoption permitted. The Company is reviewing the impact of this guidance on its consolidated financial statements.

During May 2021, the FASB issued ASU 2021-04, to clarify and reduce diversity in accounting for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after modification or exchange. The standard is effective for the Company as of July 1, 2022, with early adoption permitted. The Company is reviewing the impact of this guidance on its consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material impact on the accompanying unaudited consolidated financial statements.

Recently Issued Accounting Standards Not Yet Adopted

During August 2020, the FASB issued ASU 2020-06, to modify and simplify the application of U.S. GAAP for certain financial instruments with characteristics of liabilities and equity. The standard is effective for the Company as of July 1, 2024, with early adoption permitted. The Company is reviewing the impact of this guidance on its consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material impact on the accompanying consolidated financial statements.